Share capital (Tables)	12 Months Ended
Jun. 30, 2023
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2021	164,677	53
Employee share-based compensation awards — issue of shares	68	—
At 30 June 2022	164,745	53
Employee share-based compensation awards — issue of shares	97	—
At 30 June 2023	164,842	53